Financial Risk Management - Summary of Credit Quality of Financial Assets (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash at bank and short-term bank deposits Minimum rating of A	$ 23,475,521	$ 12,236,974	$ 20,879,548	$ 6,759,615
External Credit A Grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash at bank and short-term bank deposits Minimum rating of A	$ 23,475,521	$ 12,236,974